Leases (Details) - Schedule of maturity lease obligations - Jun. 30, 2022	CNY (¥)	USD ($)
Schedule Of Maturity Lease Obligations Abstract
2023	¥ 2,220,422	$ 330,843
2024	425,015	63,327
2025	71,287	10,622
2026	71,287	10,622
Total lease payments	2,788,011	415,414
Less: Interest	(168,535)	(25,112)
Present value of lease liabilities	¥ 2,619,476	$ 390,302